Fair Value Measurement	6 Months Ended
Jun. 30, 2025
Fair Value Measurement [Abstract]
Fair value measurement
4.	Fair value measurement

The following table sets forth the Group’s assets and liabilities that are measured at fair value on a recurring basis and are categorized using the fair value hierarchy:

December 31, 2024

	Level 1	Level 2	Level 3	Balance at
	Inputs	Inputs	Inputs	Fair Value
	RMB	RMB	RMB	RMB
Assets
Short-term investments
-Wealth management products	—	113,632	—	113,632
Total Assets	—	113,632	—	113,632

June 30, 2025

	Level 1	Level 2	Level 3	Balance at
	Inputs	Inputs	Inputs	Fair Value
	RMB	RMB	RMB	RMB
Assets
Short-term investments
-Wealth management products	—	143,729	—	143,729
Total Assets	—	143,729	—	143,729

The Group values its investments in wealth management products issued by certain banks using quoted subscription or redemption prices published by these banks, and accordingly, the Group classifies the valuation techniques that use these inputs as level 2. For the six months ended June 30, 2024 and 2025, a gain of RMB148 and RMB2,917 was recognized on short-term investments, respectively.

There have no transfers between level 1, level 2 and level 3 categories.